EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of the basic and diluted earnings per share attributable to Match Group shareholders:

	Years Ended December 31,
	2016		2015		2014
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator
Net earnings from continuing operations	$178,341	$178,341	$133,163	$133,163	$165,091	$165,091
Net earnings attributable to redeemable noncontrolling interests	(562)	(562)	(104)	(104)	(595)	(595)
Net earnings from continuing operations attributable to Match Group, Inc. shareholders	$177,779	$177,779	$133,059	$133,059	$164,496	$164,496
Loss from discontinued operations, net of tax	$(6,328)	$(6,328)	$(12,676)	$(12,676)	$(16,732)	$(16,732)
Net earnings attributable to Match Group, Inc. shareholders	$171,451	$171,451	$120,383	$120,383	$147,764	$147,764

Denominator
Basic weighted average common shares outstanding	251,522	251,522	174,784	174,784	160,756	160,756
Dilutive securities including subsidiary denominated equity, stock options and RSU awards (a)(b)	—	18,203	—	10,150	—	7,323
Dilutive weighted average common shares outstanding	251,522	269,725	174,784	184,934	160,756	168,079

Earnings (loss) per share:
Earnings per share from continuing operations	$0.71	$0.66	$0.76	$0.72	$1.02	$0.98
Loss per share from discontinued operations, net of tax	$(0.03)	$(0.02)	$(0.07)	$(0.07)	$(0.10)	$(0.10)
Earnings per share attributable to Match Group, Inc. shareholders	$0.68	$0.64	$0.69	$0.65	$0.92	$0.88
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(a)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of subsidiary denominated equity, stock options and the vesting of restricted stock units ("RSUs"). For the years ended December 31, 2016 and 2015, 6.1 million and 5.2 million potentially dilutive securities, respectively, are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. For the year ended December 31, 2014, all potentially dilutive securities were included in the calculation of diluted earnings per share.

(b)
Market-based awards and performance-based stock options ("PSOs") and restricted stock units (“PSUs”) are considered contingently issuable shares. Market-based awards, PSOs and PSUs are included in the denominator for earnings per share if (i) the applicable market or performance condition(s) has been met and (ii) the inclusion of the market-based award, PSOs and PSUs are dilutive for the respective reporting periods. For the years ended December 31, 2016 and 2015, 2.5 million and 7.5 million market-based awards, PSOs and PSUs, respectively, were excluded from the calculation of diluted earnings per share because the market or performance conditions had not been met. For the year ended December 31, 2014, there were zero outstanding market-based awards, PSOs, or PSUs.